SUBSEQUENT EVENTS	6 Months Ended	9 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
D Boral A R C Acquisition I Corp [Member]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the consolidated financial statements were available to issue. Based upon this review, the Company identified the following subsequent events:

On January 11, 2026, D. Boral ARC Acquisition I Corp. (“BCAR” or the “Company”) entered into the Agreement and Plan of Merger (the “Merger Agreement”) by and among BCAR, D. Boral ARC Merger Corporation, a Delaware corporation and wholly owned subsidiary of BCAR (“PubCo”), D. Boral Arc Merger Sub Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of BCAR, and Exascale Labs Inc., a Delaware corporation (“Exascale”). Pursuant to the Merger Agreement, the Business Combination will be effected in two steps: (i) BCAR will reincorporate in the State of Delaware by merging with and into PubCo, with PubCo remaining as the surviving publicly traded entity (the “Reincorporation Merger”); (ii) after the Reincorporation Merger, Merger Sub will be merged with and into Exascale, resulting in Exascale being a wholly owned subsidiary of PubCo (the “Acquisition Merger” and together with the Reincorporation Merger, the “Business Combination”).

D Boral A R C Acquisitions I Corp [Member]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred through the date the condensed consolidated financial statements were available to issue. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements except the following.

On July 29, 2026, the Company held a special meeting of its shareholders (the “Special Meeting”). At the Special Meeting, the Company’s shareholders voted to approve the previously announced business combination between Exascale and BCAR (the “Business Combination”), as well as all other proposals related to the Business Combination considered and voted upon at the Meeting. The Company’s shareholders elected to redeem an aggregate of 26,865,211 Class A ordinary shares, representing 95.95% of the outstanding public shares, at the special meeting.

Following redemptions by BCAR shareholders in connection with the special meeting, there will be approximately $12 million remaining in BCAR’s trust account, which amount, net of transaction expenses, will be available to PubCo at closing. The amount retained in the trust account will satisfy the minimum cash closing condition under the terms of the business combination agreement. Exascale and BCAR do not currently anticipate pursuing any additional financing prior to closing the transaction. As of August 14, 2026, the trust funds have not been distributed to redeemed shareholders and the business combination has not been closed yet.